Capital and Funding - Summary of Currency Retranslation Reserve (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Movement in foreign currency translation reserve [abstract]
Currency retranslation reserve beginning balance	€ (4,712)	€ (4,694)
Currency retranslation of group companies net assets and liabilities during the year	(1,490)	(341)
Movement in net investment hedges and exchange differences in net investments in foreign operations	(866)	326
Recycled to income statement		(3)
Currency retranslation reserve ending balance	€ (7,068)	€ (4,712)